SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding (in shares)	317,660,608	311,016,278
Effect of dilutive stock options (in shares)	756,871	1,885,078
Weighted average number of common shares outstanding for diluted earnings per share calculation (in shares)	318,417,479	312,901,356